                                                                          NUVEEN

NUVEEN CONNECTICUT
TRADITIONAL UNIT TRUST 278                                                   843


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
4.71 - 4.90%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
4.66 - 4.94%                                        - Dependable Income
DATE OF DEPOSIT: January 11, 1996                   - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    20.8 years
Call Protection Earliest ordinary optional call is 2003
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $103.27 to $100.21 depending on the purchase amount
Cusip           67094E 824 monthly payment plan
Numbers         67094E 832 quarterly payment plan
                67094E 840 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               86%
                AA                14
                                  ---------
                                  100%
Registration    Registered in Connecticut

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2011-13                                            42.9%
2014-16                                            28.6%
2017-19                                             0.0%
2020-22                                             0.0%
2023+                                              28.5%
The earliest ordinary optional call date is 2003

YIELD COMPARISON AS OF 01/10/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       7.72%
     Tax Equivalent Yield                          4.71%

Treasury Bonds
     Pre-Tax                                       6.46%
     Tax Equivalent Yield                          6.17%

Corporate Bonds

     Yield                   6.87%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 39% FEDERAL AND STATE INCOME TAX RATE AND A 4.5% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 12/31/95.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  State of Connecticut, General Obligation Bonds (1995 Series B), 5.375% Due               AA-   Aa
              10/1/13.                                                                    2005 at 101
     500,000  State of Connecticut Health and Educational Facilities Authority, Revenue                AAA   Aaa
              Bonds, Kent School Issue, Series B, 5.40% Due 7/1/23. (MBIA Insured.)       2005 at 101
     500,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   Aaa
              Bonds, Saint Francis Hospital and Medical Center Issue, Series C, 5.00% Due
              7/1/23. (FGIC Insured.)                                                     2003 at 102
     500,000  State of Connecticut Health and Educational Facilities Authority, Revenue                AAA   Aaa
              Bonds, Nursing Home Program Issue, Series 1994 (Saint Joseph's Living
              Center Project), 4.75% Due 11/1/14. (General Obligation Bonds.) (AMBAC
              Insured.)                                                                   2004 at 102
     330,000  State of Connecticut, Special Tax Obligation Bonds, Transportation                       AAA   Aaa
              Infrastructure Purposes, 1993 Series C, 5.00% Due 10/1/13. (FGIC Insured.)  2003 at 101
                                                                                              1/2
     170,000  State of Connecticut, Special Tax Obligation Bonds, Transportation                       AAA   Aaa
              Infrastructure Purposes, 1995 Series B, 5.60% Due 10/1/12. (FGIC Insured.)  2004 at 101
     500,000  Town of Fairfield, Connecticut, General Obligation Bonds, 5.00% Due                      AAA   Aaa
              1/15/16. (When issued.)                                                     2005 at 102
     500,000  Town of Windham, Connecticut, General Obligation Bonds,                     2005 at 102  AAA   Aaa
              135M-5.00% Due 12/15/11,
              365M-5.00% Due 12/15/12.
              (FGIC Insured.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            8 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/10/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    103.27     4.90 %      4.71%   4.66%   4.74%   4.69%   4.76%   4.71 %
 500 / $50,000              103.11     4.75        4.72    4.67    4.75    4.70    4.77    4.72
 1,000 / $100,000           102.84     4.50        4.73    4.69    4.76    4.72    4.78    4.74
 2,500 / $250,000           102.57     4.25        4.74    4.71    4.77    4.74    4.79    4.76
 5,000 / $500,000           101.77     3.50        4.78    4.77    4.81    4.80    4.83    4.82
 10,000 / $1,000,000        101.25     3.00        4.80    4.81    4.83    4.84    4.85    4.86
 25,000 / $2,500,000        100.73     2.50        4.83    4.85    4.86    4.88    4.88    4.90
 50,000 / $5,000,000        100.21     2.00        4.85    4.89    4.88    4.92    4.90    4.94

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      31.0%   34.0%   39.0%   42.5%
         4.71  % 6.83%   7.14%   7.72%   8.19%
         4.72    6.84    7.15    7.74    8.21
         4.73    6.86    7.17    7.75    8.23
         4.74    6.87    7.18    7.77    8.24
         4.78    6.93    7.24    7.84    8.31
         4.80    6.96    7.27    7.87    8.35
         4.83    7.00    7.32    7.92    8.40
         4.85    7.03    7.35    7.95    8.43

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 02/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 2/15/96   $   .2620
 Monthly plan            3/15/96       .4050   $ 4.8629
 Quarterly plan          5/15/96      1.2231
                         8/15/96      1.2231     4.8949
 Semi-annual plan        5/15/96      1.2276
                        11/15/96      2.4552     4.9139
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 103.34 =  96.767
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/10/96)        interest
 96.767       X   $4.8629        =   $470.57
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN NORTH CAROLINA
TRADITIONAL UNIT TRUST 294                                                   843


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
4.84 - 5.04%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
4.82 - 5.10%                                        - Dependable Income
DATE OF DEPOSIT: January 11, 1996                   - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    23.5 years
Call Protection Earliest ordinary optional call is 2003
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $102.65 to $99.61 depending on the purchase amount
Cusip           6710A2 524 monthly payment plan
Numbers         6710A2 532 quarterly payment plan
                6710A2 540 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               71%
                AA                29
                                  ---------
                                  100%
Registration    Registered in North Carolina

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2015-18                                            28.6%
2019-22                                            27.8%
2023+                                              19.0%
                                                   14.3%
                                                   10.3%
The earliest ordinary optional call date is 2003

YIELD COMPARISON AS OF 01/10/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       8.20%
     Tax Equivalent Yield                          4.84%

Treasury Bonds
     Pre-Tax                                       6.69%
     Tax Equivalent Yield                          6.17%

Corporate Bonds

     Yield                   6.87%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 41% FEDERAL AND STATE INCOME TAX RATE AND A 7.75% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 12/31/95.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   250,000  North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue                 AAA   Aaa
              Bonds, Series 1995A, 5.375% Due 1/1/20. (AMBAC Insured.)                    2006 at 102
     500,000  The University of North Carolina at Charlotte, Student Activity Center                   AAA   Aaa
              Student Fee Revenue Bonds, Series 1995 of the Board of Governors of the
              University of North Carolina, 5.50% Due 6/1/16. (MBIA Insured.)             2005 at 102
     500,000  City of Charlotte, North Carolina, Refunding Certificates of Participation               AAA   Aaa
              (Convention Facility Project), Series 1993C, 5.00% Due 12/1/21. (Original
              issue discount bonds delivered on or about August 25, 1993 at a price of
              90.737% of principal amount.)(AMBAC Insured.)                               2003 at 100
     250,000  City of Fayetteville, North Carolina, Public Works Commission Revenue                    AAA   Aaa
              Bonds, Series 1995A, 5.25% Due 3/1/16. (Original issue discount bonds delivered on or about June 8, 1995 at a price of 94.558% of principal
              amount.)(AMBAC Insured.)                                                    2005 at 102
     500,000  City of Greensboro, North Carolina, Combined Enterprise System Revenue                   AA-   A1
              Bonds, Series 1995A, 5.375% Due 6/1/19.                                     2005 at 102
     500,000  County of New Hanover, North Carolina Hospital Revenue Bonds (New Hanover                AAA   Aaa
              Regional Medical Center Project), Series 1993, 4.75% Due 10/1/23. (Original
              issue discount bonds delivered on or about October 26, 1993 at a price of
              92.775% of principal amount.)(AMBAC Insured.)                               2003 at 102
     500,000  County of Pitt, North Carolina, Pitt County Memorial Hospital Revenue                    AA-   Aa
              Bonds, Series 1995, 5.25% Due 12/1/21. (Original issue discount bonds delivered on or about October 12, 1995 at a price of 92.008% of principal
              amount.)                                                                    2005 at 102
     500,000  Certificates of Participation (1995 Randolph County Projects), County of                 AAA   Aaa
              Randolph, North Carolina, 5.30% Due 6/1/15. (MBIA Insured.)                 2005 at 102
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            8 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/10/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.08. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    102.65     4.90 %      4.84%   4.82%   4.87%   4.85%   4.89%   4.87 %
 500 / $50,000              102.49     4.75        4.85    4.83    4.88    4.86    4.90    4.88
 1,000 / $100,000           102.22     4.50        4.86    4.86    4.90    4.88    4.91    4.90
 2,500 / $250,000           101.95     4.25        4.88    4.87    4.91    4.90    4.93    4.92
 5,000 / $500,000           101.16     3.50        4.91    4.93    4.95    4.96    4.97    4.98
 10,000 / $1,000,000        100.64     3.00        4.94    4.97    4.97    5.00    4.99    5.02
 25,000 / $2,500,000        100.12     2.50        4.97    5.01    5.00    5.04    5.02    5.06
 50,000 / $5,000,000         99.61     2.00        4.99    5.04    5.02    5.08    5.04    5.10

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      33.0%   36.5%   41.0%   44.5%
         4.84  % 7.22%   7.62%   8.20%   8.72%
         4.85    7.24    7.64    8.22    8.74
         4.86    7.25    7.65    8.24    8.76
         4.88    7.28    7.69    8.27    8.79
         4.91    7.33    7.73    8.32    8.85
         4.94    7.37    7.78    8.37    8.90
         4.97    7.42    7.83    8.42    8.95
         4.99    7.45    7.86    8.46    8.99

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 02/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 2/15/96   $   .2762
 Monthly plan            3/15/96       .4143   $ 4.9717
 Quarterly plan          5/15/96      1.2501
                         8/15/96      1.2501     5.0037
 Semi-annual plan        5/15/96      1.2555
                        11/15/96      2.5110     5.0227
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 102.73 =  97.342
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/10/96)        interest
 97.342       X   $4.9717        =   $483.96
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN CALIFORNIA
INSURED UNIT TRUST 259                                                       843


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
4.93 - 5.14%                                        - Double Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
4.96 - 5.23%                                        - Diversified Portfolios
DATE OF DEPOSIT: January 11, 1996                   - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $5,000,000 in 50,000 units
Average Life    27.3 years
Call Protection Earliest ordinary optional call is 2003
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.80 to $98.79 depending on the purchase amount
Cusip           67064W 465 monthly payment plan
Numbers         67064W 473 quarterly payment plan
                67064W 481 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in California

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2014-16                                             5.0%
2017-19                                            15.0%
2020-22                                            24.1%
2023-25                                            40.9%
2026+                                              15.0%
The earliest ordinary optional call date is 2003

YIELD COMPARISON AS OF 01/10/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       8.50%
     Tax Equivalent Yield                          4.93%

Treasury Bonds
     Pre-Tax                                       6.80%
     Tax Equivalent Yield                          6.17%

Corporate Bonds

     Yield                   6.87%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 42% FEDERAL AND STATE INCOME TAX RATE AND A 9.3% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 12/31/95.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   750,000  California Statewide Communities Development Authority, Certificates of     2005 at 102  AAA   Aaa
              Participation (Sutter Health Obligated Group), 5.50% Due 8/15/22. (Original
              issue discount bonds delivered on or about July 18, 1995 at a price of
              92.464% of principal amount.)
     750,000  State Public Works Board of the State of California, Lease Revenue Bonds    2004 at 102  AAA   Aaa
              (Department of Corrections), 1993 Series E (California State Prison-Madera
              County (II)), 5.50% Due 6/1/19.
     750,000  City of Industry, California, General Obligation Bonds, Issue of 1995,      2005 at 102  AAA   Aaa
              5.875% Due 7/1/25.                                                              1/2
     750,000  Department of Water and Power of The City of Los Angeles, California,       2003 at 102  AAA   Aaa
              Electric Plant Refunding Revenue Bonds, Second Issue of 1993, 5.25% Due
              11/15/26.
     750,000  The City of Los Angeles, California, Wastewater System Revenue Bonds,       2004 at 102  AAA   Aaa
              Series 1994-A, 5.875% Due 6/1/24.
     455,000  Sacramento, California, Municipal Utility District, Electric Revenue        2003 at 102  AAA   Aaa
              Refunding Bonds, 1993 Series D, 5.25% Due 11/15/20. (Original issue discount bonds delivered on or about May 6, 1993 at a price of 93.784% of principal amount.)
     250,000  Sulphur Springs Union School District (County of Los Angeles, California),  No Optional  AAA   Aaa
              General Obligation Bonds, Election 1991, Series A, 0.00% Due 9/1/14.            Call
              (Original issue discount bonds delivered on or about September 18, 1991 at a price of 20.613% of principal amount.)
     545,000  Thousand Oaks Redevelopment Agency (Ventura County, California), Thousand   2005 at 102  AAA   Aaa
              Oaks Boulevard Redevelopment Project, 1995 Tax Allocation Refunding Bonds,
              5.375% Due 12/1/25. (Original issue discount bonds delivered on or about
              November 21, 1995 at a price of 94.257% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 5,000,000  TOTAL            8 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/10/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.08. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.80     4.90 %      4.93%   4.96%   4.97%   5.00%   4.98%   5.02 %
 500 / $50,000              101.64     4.75        4.94    4.97    4.97    5.01    4.99    5.03
 1,000 / $100,000           101.37     4.50        4.95    4.99    4.99    5.03    5.00    5.05
 2,500 / $250,000           101.11     4.25        4.97    5.00    5.00    5.04    5.02    5.06
 5,000 / $500,000           100.32     3.50        5.01    5.06    5.04    5.10    5.06    5.12
 10,000 / $1,000,000         99.80     3.00        5.03    5.10    5.06    5.14    5.08    5.16
 25,000 / $2,500,000         99.29     2.50        5.06    5.13    5.09    5.17    5.11    5.19
 50,000 / $5,000,000         98.79     2.00        5.08    5.17    5.12    5.21    5.14    5.23

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      34.5%   37.5%   42.0%   45.0%
         4.93  % 7.53%   7.89%   8.50%   8.96%
         4.94    7.54    7.90    8.52    8.98
         4.95    7.56    7.92    8.53    9.00
         4.97    7.59    7.95    8.57    9.04
         5.01    7.65    8.02    8.64    9.11
         5.03    7.68    8.05    8.67    9.15
         5.06    7.73    8.10    8.72    9.20
         5.08    7.76    8.13    8.76    9.24

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 02/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 2/15/96   $   .2790
 Monthly plan            3/15/96       .4185   $ 5.0225
 Quarterly plan          5/15/96      1.2636
                         8/15/96      1.2636     5.0545
 Semi-annual plan        5/15/96      1.2681
                        11/15/96      2.5362     5.0735
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.88 =  98.154
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/10/96)        interest
 98.154       X   $5.0225        =   $492.98
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN COLORADO
INSURED UNIT TRUST 62                                                        843


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
4.71 - 4.90%                                        - Double Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
4.72 - 4.99%                                        - Diversified Portfolios
DATE OF DEPOSIT: January 11, 1996                   - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    22.3 years
Call Protection Earliest ordinary optional call is 2003
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.49 to $97.52 depending on the purchase amount
Cusip           6706E9 374 monthly payment plan
Numbers         6706E9 382 quarterly payment plan
                6706E9 390 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Colorado

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2012-14                                            28.6%
2015-17                                            27.8%
2018-20                                            19.0%
2021-23                                            14.3%
2024+                                              10.3%
The earliest ordinary optional call date is 2003

YIELD COMPARISON AS OF 01/10/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       7.72%
     Tax Equivalent Yield                          4.71%

Treasury Bonds
     Pre-Tax                                       6.49%
     Tax Equivalent Yield                           6.17

Corporate Bonds

     Yield                   6.87%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 39% FEDERAL AND STATE INCOME TAX RATE AND A 5% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 12/31/95.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  City of Colorado Springs, Colorado, Utilities System Improvement and        2004 at 100  AAA   Aaa
              Refunding Revenue Bonds, Series 1994A, 5.125% Due 11/15/19.
     525,000  City and County of Denver, Colorado, Airport System Revenue Bonds, Series   2005 at 102  AAA   Aaa
              1995A,
              165M-5.60% Due 11/15/20,
              360M-5.70% Due 11/15/25.
     500,000  School District No. 1 in the City and County of Denver, and State of        2004 at 101  AAA   Aaa
              Colorado, General Obligation Refunding Bonds, Series 1994A, 5.125% Due
              12/1/12.
     500,000  City and County of Denver, Colorado, Revenue Bonds, Series 1994 (Sisters of  2003 at 102 AAA   Aaa
              Charity of Leavenworth Health Services Corporation), 5.00% Due 12/1/23.
              (Original issue discount bonds delivered on or about February 2, 1994 at a price of 94.00% of principal amount.)
     500,000  Gunnison Watershed School District No. Re 1J, Gunnison and Saguache         2006 at 100  AAA   Aaa
              Counties, Colorado, General Obligation Bonds, Series 1995, 5.00% Due
              12/1/15.
     275,000  Park County School District No. RE-2, Park County, Colorado, General        2005 at 100  AAA   Aaa
              Obligation Bonds, Series 1995A, 5.20% Due 12/1/15.
     500,000  Summit School District RE-1, Summit County, Colorado, General Obligation    2005 at 100  AAA   Aaa
              Improvement Bonds, Series 1995A, 5.70% Due 12/1/14.
     200,000  City of Thornton, Colorado, General Obligation Water Refunding Capital      No Optional  AAA   Aaa
              Appreciation Bonds, Series 1991, 0.00% Due 12/1/15. (Original issue             Call
              discount bonds delivered on or about March 14, 1991 at a price of 18.927%
              of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            8 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/10/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.08. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.49     4.90 %      4.71%   4.72%   4.74%   4.75%   4.76%   4.77 %
 500 / $50,000              100.34     4.75        4.72    4.72    4.75    4.75    4.77    4.77
 1,000 / $100,000           100.07     4.50        4.73    4.75    4.76    4.78    4.78    4.80
 2,500 / $250,000            99.81     4.25        4.74    4.76    4.77    4.79    4.79    4.81
 5,000 / $500,000            99.04     3.50        4.78    4.83    4.81    4.86    4.83    4.88
 10,000 / $1,000,000         98.53     3.00        4.80    4.86    4.83    4.89    4.85    4.91
 25,000 / $2,500,000         98.02     2.50        4.83    4.90    4.86    4.93    4.88    4.95
 50,000 / $5,000,000         97.52     2.00        4.85    4.94    4.88    4.97    4.90    4.99

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      31.5%   34.5%   39.0%   42.5%
         4.71  % 6.88%   7.19%   7.72%   8.19%
         4.72    6.89    7.21    7.74    8.21
         4.73    6.91    7.22    7.75    8.23
         4.74    6.92    7.24    7.77    8.24
         4.78    6.98    7.30    7.84    8.31
         4.80    7.01    7.33    7.87    8.35
         4.83    7.05    7.37    7.92    8.40
         4.85    7.08    7.40    7.95    8.43

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 02/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 2/15/96   $   .2628
 Monthly plan            3/15/96       .3942   $ 4.7311
 Quarterly plan          5/15/96      1.1907
                         8/15/96      1.1907     4.7631
 Semi-annual plan        5/15/96      1.1952
                        11/15/96      2.3904     4.7821
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.57 =  99.433
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/10/96)        interest
 99.433       X   $4.7311        =   $470.43
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)